COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Costs In Excess Of Billings And Billings In Excess Of Costs Incurred [Line Items]
Contracts costs incurred plus estimated earnings	$ 819,419	$ 890,761
Less: progress billings	(653,768)	(705,234)
Cost and estimated earnings in excess of billings	165,651	185,527
Less: Allowance for doubtful accounts	8,850	5,839	$ 2,362	$ 1,890
Cost and estimated earnings in excess of billings, Total	$ 165,337	$ 179,688